Commitments, contingencies and guarantees - Additional information (Detail) ¥ in Millions, $ in Millions, ₨ in Billions				1 Months Ended
	May 06, 2022 EUR (€)	May 20, 2021 EUR (€)	Nov. 08, 2019 EUR (€)	Nov. 30, 2023 USD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 INR (₨)	May 31, 2019 EUR (€)	Jan. 31, 2018 EUR (€)	Sep. 30, 2017 USD ($)	Mar. 31, 2013 EUR (€)	Dec. 15, 2023 JPY (¥)	Sep. 30, 2023 JPY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 JPY (¥)	Jun. 30, 2019 EUR (€)	May 22, 2018 EUR (€)	Sep. 23, 2015 EUR (€)	Mar. 31, 2014 EUR (€)	Jun. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)
Contingencies
Current estimate of maximum reasonably possible loss | ¥											¥ 32,000
Legal reserves | $													$ 3,203.0
Other Liabilities [Member]
Contingencies
Liability in respect of outstanding and unsettled investigations | ¥												¥ 33,721		¥ 42,459
Tax notice issued by tax authorities in Pescara, Italy [Member]
Contingencies
Tax credit refunds															€ 38,000,000
Two actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member]
Contingencies
Recovery of payment | $																			$ 34.0
Claim filed by the Madoff Trustee [Member]
Contingencies
Recovery of payment | $																				$ 24.4
Action by Banca Monte dei Paschi di Siena SpA [Member]
Contingencies
Amount of damages sought										€ 1,100,000,000
Recovery of payment																		€ 1,500,000,000
Amount of discount based on the settlement agreement																	€ 440,000,000
NIP Guilty [Member]
Contingencies
Litigation settlement amount			€ 88,000,000
Amount of damages sought			€ 3,450,000
NIP Guilty [Member] | Rejected as invalid [Member]
Contingencies
Litigation settlement amount	€ 88,000,000
Amount of damages sought	€ 3,450,000
Action by Alken Fund Sicav and Alken Luxembourg S.A [Member]
Contingencies
Amount of damages sought								€ 434,000,000
Action by York Global Finance Offshore BDH (Luxembourg) Sarl and a number of seemingly related funds [Member]
Contingencies
Amount of damages sought							€ 186,700,000
Action by the Commissione Nazionale per le Societa e la Borsa [Member]
Contingencies
Amount of fine payment, due to vicarious liability																€ 100,000
Action By European Commission For Infringing The Competition Law [Member]
Contingencies
Loss contingency accrual provision		€ 129,600,000
Action By U.S. Commodity Futures Trading Commission [Member]
Contingencies
Loss contingency, agreed to pay value | $					$ 35.0
Litigation settlement amount | $					$ 0.8
Action by FT Syndicate Banks [Member]
Contingencies
Syndicate term loan | $									$ 100.0
Amount of damages sought | $									$ 68.0
Action by FT Syndicate Banks [Member] | Subsequent event [Member]
Contingencies
Amount of damages sought | $				$ 63.0
Action By Bombay High Court [Member] | Nomura Financial Advisory and Securities (India) Private Limited [Member]
Contingencies
Amount of damages sought | ₨						₨ 2.8